SUBSEQUENT EVENTS (Details Narrative)							3 Months Ended	12 Months Ended
	Apr. 25, 2017 USD ($)	Apr. 06, 2017 USD ($) $ / shares	Mar. 09, 2017 USD ($) $ / shares	Feb. 21, 2017 USD ($) $ / shares	Feb. 06, 2017 USD ($) $ / shares	Jan. 27, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Mar. 06, 2017 USD ($)	Dec. 31, 2015 $ / shares
Aggregate principal							$ 535,000
Number of shares issued | shares							5,000,000	5,000,000
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001		$ 0.0001
Number of common stock returned | shares							4,975,000	4,975,000
15% Three Promissory Notes [Member]
Aggregate principal									$ 125,000
8% Convertible Notes Payable Due November 6, 2017 [Member]
Aggregate principal					$ 200,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001
Description of interest rate term					Conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.
8% Convertible Notes Payable Due March 8, 2018 [Member]
Aggregate principal			$ 100,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Description of interest rate term			Conversion price equal to a 40% discount to the average of the two (2) lowest trading bid prices during the previous fifteen (15) trading days to the date of conversion.
8% Convertible Notes Payable Due January 6, 2018 [Member] | Subsequent Event [Member]
Aggregate principal		$ 100,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Description of interest rate term		Conversion price equal to a 40% discount to the average of the two (2) lowest trading bid prices during the previous fifteen (15) trading days to the date of conversion.
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due July 27, 2017 [Member]
Aggregate principal						$ 105,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001
Description of interest rate term						Conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due July 27, 2017 [Member] | LABRYS FUND, LP Member]
Number of common stock returned | shares						150,000
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due November 21, 2017 [Member]
Aggregate principal				$ 53,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001
Description of interest rate term				Equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.
Securities Purchase Agreement [Member] | 8% Convertible Notes Payable Due February 10, 2018 [Member] | Subsequent Event [Member] | Investor [Member]
Aggregate principal	$ 33,000
Description of interest rate term	Conversion price equal to 40% discount to market price.
Securities Purchase Agreement [Member] | 18% Convertible Notes Payable Due February 10, 2018 [Member] | Power Up Lending Group Ltd. [Member] | Subsequent Event [Member]
Conversion ratio	0.40